Expense Example, No Redemption - Putnam Strategic Intermediate Municipal Fund - Class C Shares	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 168
Expense Example, No Redemption, 3 Years	520
Expense Example, No Redemption, 5 Years	896
Expense Example, No Redemption, 10 Years	$ 1,753